Events occurring after the reporting period	12 Months Ended
Jun. 30, 2021
Events occurring after the reporting period
Events occurring after the reporting period
33	Events occurring after the reporting period

33.1 Registrations

The playing registrations of certain footballers have been disposed of on a permanent or temporary basis, subsequent to 30 June 2021, for total proceeds, net of associated costs, of £23,328,000. The associated net book value was £12,222,000. Also subsequent to 30 June 2021, solidarity contributions, training compensation, sell-on fees and contingent consideration totalling £6,352,000, became receivable in respect of previous playing registration disposals.

Subsequent to 30 June 2021, the registrations of certain players and coaching staff were acquired or extended for a total consideration, including associated costs, of £141,098,000. Payments are due within the next 5 years. Also subsequent to 30 June 2021, sell-on fees and contingent consideration totalling £1,474,000, became payable in respect of previous playing registration acquisitions.

33.2 COVID-19

Subsequent to 30 June 2021, remaining government-imposed restrictions have been lifted and the Old Trafford Stadium welcomed back fans at full capacity.

33	Events occurring after the reporting period (continued)

33.3 Dividend

An interim dividend of $14,669,000 (equivalent to $0.09 per share), the pounds sterling equivalent of which was £10,669,000, was paid on 30 July 2021.